Share based compensation reserve (Tables)	3 Months Ended
Mar. 31, 2025
Share Capital, Reserves and Other Equity Interest [Abstract]
Summary of Management Share Awards
As part of its long term incentive initiatives, the Company awards performance share awards and restricted share awards to the management team (the “Management Share Awards”). The Awards active during the current and prior reporting periods are detailed below.

As at March 31, 2025:

	January 1, 2022 Award	January 1, 2023 Award	January 1, 2024 Award	March 3, 2025 Award	Other Awards	Total
Number of awards outstanding at January 1, 2025	704,983	922,250	1,059,192	—	441,991	3,128,416
New awards granted in the period	—	—	—	1,077,591	62,000	1,139,591
Forfeitures in the period	(148,989)	(50,674)	(43,399)	—	(15,000)	(258,062)
Awards vested and issued in period	(555,994)	—	—	—	(76,000)	(631,994)
Number of awards outstanding at March 31, 2025	—	871,576	1,015,793	1,077,591	412,991	3,377,951

Summary of Management Share Award Inputs and Assumptions	are as follows:

	January 1, 2023 Award	January 1, 2024 Award	March 3, 2025 Award
Grant date share price and fair value of share award	$17.24	$16.95	$18.90
Exercise price	$—	$—	$—
Remaining contractual life of performance share award	0.75 years	1.75 years	2.9 years
Remaining contractual life of restricted share award	Not applicable	1.75 years	2.9 years

Schedule of Reserves within Equity
Share based compensation reserve

	2025	2024
	€m	€m
Balance as of January 1	26.2	31.4
Non-Executive Directors' restricted share awards charge	0.1	0.1
Directors' and Senior Management share awards charge	3.5	3.0
Reclassification of awards for settlement of tax liabilities	(4.2)	—
Balance as of March 31	25.6	34.5